Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 36.9%
United States – 36.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	202,544	$109,721,612
1.75%, 08/15/2041		67,323	46,978,761
2.00%, 11/15/2041		9,057	6,572,276
2.25%, 08/15/2046		12,530	8,943,287
2.375%, 02/15/2042		11,433	8,803,487
2.375%, 11/15/2049		2,885	2,078,102
2.50%, 02/15/2045		1,916	1,455,561
2.50%, 05/15/2046		23,956	17,996,945
3.00%, 05/15/2045		23,139	19,147,522
3.00%, 08/15/2048		28,274	23,104,996
3.00%, 02/15/2049		26,971	22,040,609
3.25%, 05/15/2042		11,593	10,208,909
3.375%, 08/15/2042		19,569	17,513,897
3.375%, 05/15/2044		5,710	5,048,447
3.50%, 02/15/2039		4,254	4,038,641
3.625%, 05/15/2053		27,235	25,290,065
3.75%, 11/15/2043		10,205	9,562,404
3.875%, 02/15/2043		12,073	11,552,065
3.875%, 05/15/2043		19,718	18,867,183
4.00%, 11/15/2042		33,530	32,702,228
4.125%, 08/15/2053		30,804	31,276,092
4.375%, 02/15/2038		14,232	14,997,181
4.375%, 11/15/2039		47,210	49,319,697
4.375%, 08/15/2043		19,182	19,649,869
4.50%, 02/15/2036		4,048	4,326,505
4.75%, 02/15/2037		4,156	4,558,613
4.75%, 11/15/2053		10,297	11,600,101
U.S. Treasury Notes 1.625%, 05/15/2026(a)		136,166	128,507,040
1.75%, 11/15/2029		11,550	10,324,617
2.625%, 02/15/2029		30,853	29,083,962
3.375%, 05/15/2033		16,456	15,825,755
3.50%, 04/30/2028		16,210	15,967,047
3.50%, 02/15/2033		24,243	23,556,892
3.625%, 03/31/2028		28,384	28,095,824
3.75%, 12/31/2028		31,950	31,820,020
3.875%, 11/30/2027		102,699	102,538,832
3.875%, 12/31/2027(a)		75,973	75,901,975
3.875%, 08/15/2033		28,752	28,774,262
4.00%, 02/29/2028		13,956	14,012,997
4.125%, 09/30/2027		20,692	20,834,056
4.125%, 08/31/2030		25,659	26,024,245
4.125%, 11/15/2032		18,170	18,505,111
4.375%, 08/31/2028		13,427	13,726,703
4.375%, 11/30/2028		47,131	48,279,716
4.50%, 11/15/2033		8,539	8,983,716
4.75%, 11/15/2043		17,479	18,811,774
4.875%, 10/31/2028		106,793	111,565,417
5.00%, 10/31/2025		18,837	19,055,005

Total Governments - Treasuries (cost $1,400,029,029)			1,327,550,021

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 19.3%
Industrial – 10.1%
Basic – 0.3%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)	U.S.$	1,439	$1,168,468
4.50%, 01/31/2030(b)		1,724	1,319,205
Celanese US Holdings LLC 6.55%, 11/15/2030		2,451	2,595,094
Freeport Indonesia PT 4.763%, 04/14/2027(b)		904	890,539
Glencore Funding LLC 5.40%, 05/08/2028(b)		3,861	3,926,212
6.50%, 10/06/2033(b)		2,016	2,200,041

			12,099,559

Capital Goods – 0.5%
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,867,239
Regal Rexnord Corp. 6.05%, 02/15/2026(b)		6,295	6,362,168
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		1,849	1,915,971
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,080,932
4.15%, 03/15/2024		4,344	4,324,713

			17,551,023

Communications - Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		1,529	1,563,953
Cox Communications, Inc. 5.70%, 06/15/2033(b)		2,332	2,431,833
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,725,117
5.30%, 05/15/2049		857	740,577
Fox Corp. 4.709%, 01/25/2029		2,656	2,643,065
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		1,966	1,945,219
5.375%, 06/15/2033		3,206	3,261,816
Meta Platforms, Inc. 4.95%, 05/15/2033		3,350	3,456,698
Prosus NV 3.257%, 01/19/2027(b)		1,724	1,584,464
4.027%, 08/03/2050(b)		1,993	1,299,187
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		4,830	3,233,733
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,872,300

			25,757,962

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.5%
AT&T, Inc. 2.25%, 02/01/2032	U.S.$	116	$95,978
4.50%, 05/15/2035		2,034	1,929,269
5.40%, 02/15/2034		2,869	2,960,378
T-Mobile USA, Inc. 3.875%, 04/15/2030		3,533	3,354,195
5.05%, 07/15/2033		3,685	3,716,802
Verizon Communications, Inc. 2.55%, 03/21/2031		2,855	2,462,209
4.50%, 08/10/2033		4,444	4,336,366

			18,855,197

Consumer Cyclical - Automotive – 1.1%
Ford Motor Co. 3.25%, 02/12/2032		4,870	4,051,548
6.10%, 08/19/2032		1,133	1,143,095
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		2,173	2,013,067
6.95%, 06/10/2026		243	249,320
7.35%, 11/04/2027		1,450	1,527,749
General Motors Co. 6.125%, 10/01/2025		1,152	1,166,884
General Motors Financial Co., Inc. 4.30%, 04/06/2029		710	684,902
5.80%, 06/23/2028		3,929	4,039,091
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		7,064	6,571,427
Hyundai Capital America 6.10%, 09/21/2028(b)		4,320	4,488,048
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(b)		5,380	5,384,519
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	7,972,143

			39,291,793

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	8,086,906
Marriott International, Inc./MD 5.55%, 10/15/2028		1,998	2,060,597
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,523,424

			13,670,927

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		8,625	7,701,952
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,903,727
Tapestry, Inc. 7.05%, 11/27/2025		1,035	1,059,374

			16,665,053

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 1.8%
Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	7,300	$6,668,696
BAT Capital Corp. 2.259%, 03/25/2028		8,570	7,666,379
4.906%, 04/02/2030		3,799	3,736,734
6.421%, 08/02/2033		2,925	3,062,768
7.75%, 10/19/2032		838	945,289
Bayer US Finance LLC 6.125%, 11/21/2026(b)		1,087	1,104,153
Cargill, Inc. 5.125%, 10/11/2032(b)		3,643	3,737,973
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(b)		4,192	4,410,487
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	3,825,481
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,548,217
5.00%, 11/17/2025		4,607	4,628,238
5.375%, 02/15/2033		8,162	8,375,844
5.625%, 11/17/2029		829	869,571
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		6,561	7,083,846
Zoetis, Inc. 5.40%, 11/14/2025		5,180	5,223,305

			63,886,981

Energy – 1.4%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		5,587	3,873,411
4.893%, 09/11/2033		4,713	4,797,551
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		6,461	5,241,939
5.75%, 01/15/2031(b)		2,866	2,851,240
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,752,870
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,118,000
EQT Corp. 5.70%, 04/01/2028		1,958	1,990,033
Oleoducto Central SA 4.00%, 07/14/2027(b)		319	295,040
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,400,290
Ovintiv, Inc. 6.25%, 07/15/2033		1,563	1,617,220
6.50%, 02/01/2038		697	719,534
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	6,066,370
Var Energi ASA 7.50%, 01/15/2028(b)		5,044	5,361,268
8.00%, 11/15/2032(b)		4,495	5,066,449

			49,151,215

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028	U.S.$	4,277	$4,392,778
6.25%, 06/15/2033		2,528	2,641,836

			7,034,614

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	8,017,654
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,644,704
Expedia Group, Inc. 6.25%, 05/01/2025(b)	U.S.$	211	212,772
Global Payments, Inc. 3.20%, 08/15/2029		3,208	2,908,180

			14,783,310

Technology – 1.7%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,480,501
Broadcom, Inc. 3.137%, 11/15/2035(b)		1,202	987,191
3.187%, 11/15/2036(b)		8,430	6,841,366
4.926%, 05/15/2037(b)		4,241	4,102,489
Entegris Escrow Corp. 4.75%, 04/15/2029(b)		5,311	5,115,290
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,071,706
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	5,989,150
Infor, Inc. 1.75%, 07/15/2025(b)	U.S.$	2,719	2,566,546
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	8,770,293
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,239,728
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,044,051
Oracle Corp. 5.375%, 07/15/2040		1,114	1,096,399
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,652,087
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,159,104
3.10%, 02/01/2032		408	324,919

			60,440,820

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)	U.S.$	2,262	$2,229,970
4.75%, 10/20/2028(b)		3,940	3,873,493

			6,103,463

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		412	375,019
5.875%, 07/05/2034(b)		992	978,020

			1,353,039

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	862,536
ERAC USA Finance LLC 4.60%, 05/01/2028(b)		2,517	2,505,246
4.90%, 05/01/2033(b)		5,812	5,806,246
TTX Co. 5.50%, 09/25/2026(b)		8,329	8,470,427

			17,644,455

			364,289,411

Financial Institutions – 8.6%
Banking – 6.6%
AIB Group PLC 4.263%, 04/10/2025(b)		1,293	1,286,263
6.608%, 09/13/2029(b)		1,569	1,652,534
7.583%, 10/14/2026(b)		8,806	9,092,195
Ally Financial, Inc. 6.992%, 06/13/2029		4,741	4,903,996
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		5,996	5,655,547
Banco Santander SA 4.175%, 03/24/2028		3,200	3,078,368
6.921%, 08/08/2033		3,200	3,413,600
9.625%, 05/21/2033(c)		4,400	4,815,448
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)		2,285	2,310,318
Barclays PLC 5.088%, 06/20/2030		1,648	1,596,582
6.224%, 05/09/2034		3,451	3,579,032
7.119%, 06/27/2034		1,360	1,447,475
BNP Paribas SA 2.591%, 01/20/2028(b)		2,660	2,461,378
4.625%, 02/25/2031(b) (c)		943	761,227
7.375%, 08/19/2025(b) (c)		3,060	3,068,568
CaixaBank SA 6.684%, 09/13/2027(b)		5,127	5,255,278
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,883,414
6.377%, 06/08/2034		5,768	5,944,789
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,175,811

	Principal Amount (000)		U.S. $ Value

Series W 4.00%, 12/10/2025(c)	U.S.$	3,243	$2,987,970
Citizens Financial Group, Inc. 4.30%, 12/03/2025		4,790	4,670,585
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		7,918	8,031,544
Credit Agricole SA 6.316%, 10/03/2029(b)		1,811	1,899,051
Danske Bank A/S 4.298%, 04/01/2028(b)		5,462	5,286,615
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	3,956,132
2.552%, 01/07/2028		604	554,708
3.961%, 11/26/2025		1,336	1,314,103
6.119%, 07/14/2026		4,678	4,726,137
7.146%, 07/13/2027		1,492	1,549,815
Discover Bank 5.974%, 08/09/2028		2,264	2,195,740
Goldman Sachs Group, Inc. (The) Series P 8.505% (SOFR + 3.14%), 01/29/2024(c) (d)		1,153	1,150,740
Series V 4.125%, 11/10/2026(c)		3,016	2,683,938
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,135,716
2.848%, 06/04/2031		7,601	6,543,701
8.113%, 11/03/2033		9,225	10,627,846
ING Groep NV 6.083%, 09/11/2027		6,267	6,397,103
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		4,756	5,075,746
KBC Group NV 5.796%, 01/19/2029(b)		1,666	1,693,289
Lloyds Banking Group PLC 7.50%, 06/27/2024(c)		959	950,407
7.50%, 09/27/2025(c)		1,252	1,229,652
7.953%, 11/15/2033		3,067	3,518,340
8.00%, 09/27/2029(c)		4,131	4,122,697
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,239,828
4.21%, 04/20/2028	U.S.$	4,283	4,184,491
Series G 3.772%, 01/24/2029		5,695	5,430,239
Nationwide Building Society 2.972%, 02/16/2028(b)		5,154	4,791,468
NatWest Group PLC 4.269%, 03/22/2025		2,373	2,364,552
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		1,755	1,716,302
6.875%, 10/20/2034		2,536	2,816,279
Series R 8.679% (SOFR + 3.30%), 03/01/2024(c) (d)		1,677	1,675,608

	Principal Amount (000)		U.S. $ Value

Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	3,137	$2,876,817
6.499%, 03/09/2029		2,560	2,648,192
6.565%, 06/12/2029		172	177,521
7.66%, 11/09/2031		24	25,980
Santander UK Group Holdings PLC 6.833%, 11/21/2026		7,481	7,624,860
Societe Generale SA 2.797%, 01/19/2028(b)		4,567	4,224,795
Standard Chartered PLC 3.971%, 03/30/2026(b)		3,723	3,632,196
6.187%, 07/06/2027(b)		3,042	3,092,193
7.162% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		300	288,297
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (c)		400	393,108
UBS Group AG 3.091%, 05/14/2032(b)		6,494	5,535,421
4.194%, 04/01/2031(b)		2,852	2,658,349
4.988%, 08/05/2033(b)		3,450	3,325,662
6.373%, 07/15/2026(b)		6,080	6,158,736
7.00%, 02/19/2025(b) (c)		408	405,156
9.25%, 11/13/2028(b) (c)		1,113	1,199,257
9.25%, 11/13/2033(b) (c)		1,022	1,133,061
UniCredit SpA 1.982%, 06/03/2027(b)		271	247,727
2.569%, 09/22/2026(b)		6,253	5,883,510
3.127%, 06/03/2032(b)		1,858	1,567,427
US Bancorp Series J 5.30%, 04/15/2027(c)		3,485	3,122,665
Wells Fargo & Co. 3.584%, 05/22/2028		2,117	2,017,120
7.625%, 09/15/2028(c)		641	671,935
Series BB 3.90%, 03/15/2026(c)		2,664	2,461,003

			238,273,153

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		7,570	6,674,848

Finance – 1.0%
Air Lease Corp. 3.625%, 04/01/2027		303	289,535
Aircastle Ltd. 2.85%, 01/26/2028(b)		9,438	8,406,238
4.125%, 05/01/2024		1,481	1,469,315
4.25%, 06/15/2026		530	512,764
5.25%, 08/11/2025(b)		2,686	2,649,497
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4,547	4,212,341
1.95%, 09/20/2026(b)		1,485	1,346,286

	Principal Amount (000)		U.S. $ Value

3.50%, 11/01/2027(b)	U.S.$	1,314	$1,210,050
4.125%, 08/01/2025(b)		35	33,969
4.375%, 01/30/2024(b)		1,300	1,297,231
4.875%, 10/01/2025(b)		1,447	1,418,552
5.50%, 12/15/2024(b)		2,808	2,792,303
6.375%, 07/15/2030(b)		1,599	1,646,490
Synchrony Financial 2.875%, 10/28/2031		4,872	3,904,470
3.95%, 12/01/2027		861	806,464
4.50%, 07/23/2025		869	849,022
4.875%, 06/13/2025		831	816,590

			33,661,117

Insurance – 0.3%
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	5,612,568
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	1,962,652
5.375%, 05/15/2045		615	607,675
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		1,600	1,531,728

			9,714,623

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(b)		4,889	4,770,833

REITs – 0.4%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,271,676
3.65%, 03/15/2027		3,517	3,384,515
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,964,794
5.80%, 03/01/2034		2,053	2,126,538
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		3,272	2,770,860
4.00%, 01/15/2031		1,790	1,612,754
6.75%, 12/01/2033		1,305	1,407,886

			14,539,023

			307,633,597

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,640	1,373,582
Alexander Funding Trust II 7.467%, 07/31/2028(b)		1,615	1,696,299
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,813,583
Electricite de France SA 9.125%, 03/15/2033(b) (c)		1,420	1,584,294

	Principal Amount (000)			U.S. $ Value

Engie Energia Chile SA 3.40%, 01/28/2030(b)	U.S.$	3,834		$3,288,853
NRG Energy, Inc. 4.45%, 06/15/2029(b)		542		511,876
7.00%, 03/15/2033(b)		5,900		6,234,471
Vistra Operations Co., LLC 6.95%, 10/15/2033(b)		4,313		4,533,912

				22,036,870

Other Utility – 0.0%
American Water Capital Corp. 3.45%, 06/01/2029		1,654		1,561,971

				23,598,841

Total Corporates - Investment Grade (cost $721,345,194)				695,521,849

MORTGAGE PASS-THROUGHS – 19.0%
Agency Fixed Rate 30-Year – 18.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		5,599		5,226,988
3.50%, 10/01/2049		5,495		5,126,923
3.50%, 11/01/2049		2,090		1,949,343
Series 2020 3.50%, 01/01/2050		4,555		4,251,181
Series 2022 2.00%, 03/01/2052		25,108		20,667,876
2.50%, 04/01/2052		29,985		25,753,050
3.00%, 03/01/2052		16,107		14,351,321
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	495
Series 2007 5.50%, 07/01/2035		443		453,835
Series 2016 4.00%, 02/01/2046		4,303		4,171,138
Series 2017 4.00%, 07/01/2044		3,003		2,909,258
Series 2018 4.00%, 08/01/2048		2,213		2,133,339
4.50%, 10/01/2048		3,564		3,528,659
4.50%, 11/01/2048		3,944		3,902,318
5.00%, 09/01/2048		1,206		1,216,161
5.00%, 11/01/2048		1,499		1,512,537
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		872
Series 2003 5.50%, 04/01/2033		389		397,622
5.50%, 07/01/2033		846		864,850
5.50%, 11/01/2033		0	**	81
Series 2004 5.50%, 04/01/2034		200		204,851
5.50%, 05/01/2034		185		189,410
5.50%, 11/01/2034		708		726,410
6.50%, 08/01/2034		1		910

	Principal Amount (000)		U.S. $ Value

Series 2005 5.50%, 02/01/2035	U.S.$	974	$997,843
Series 2006 5.50%, 04/01/2036		177	182,716
Series 2007 5.50%, 09/01/2036		346	355,051
Series 2008 6.00%, 03/01/2037		2	2,564
Series 2010 4.00%, 12/01/2040		1,904	1,844,851
Series 2012 3.50%, 02/01/2042		1,185	1,121,505
3.50%, 11/01/2042		12,970	12,263,143
3.50%, 01/01/2043		2,197	2,075,195
Series 2013 3.50%, 04/01/2043		7,598	7,174,418
4.00%, 10/01/2043		5,945	5,738,528
Series 2015
3.00%, 05/01/2045		2,416	2,197,410
3.00%, 08/01/2045		4,358	3,963,531
Series 2018
3.50%, 02/01/2048		2,923	2,726,309
3.50%, 05/01/2048		1,217	1,139,095
4.50%, 09/01/2048		5,549	5,487,670
Series 2019 3.50%, 08/01/2049		1,770	1,652,243
3.50%, 09/01/2049		2,083	1,944,981
3.50%, 10/01/2049		5,746	5,360,309
3.50%, 11/01/2049		4,508	4,204,183
Series 2020 3.50%, 01/01/2050		4,301	4,011,490
Series 2021 2.00%, 07/01/2051		26,331	21,575,948
2.50%, 01/01/2052		8,217	7,063,537
Series 2022 2.50%, 03/01/2052		18,011	15,402,428
2.50%, 04/01/2052		19,221	16,495,802
2.50%, 05/01/2052		24,664	21,167,871
3.00%, 02/01/2052		19,261	17,173,319
3.00%, 03/01/2052		24,861	22,151,050
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,214	1,118,465
3.00%, 05/20/2046		1,129	1,040,620
3.00%, 12/20/2046		326	299,441
Series 2022 3.50%, 07/20/2052		10,768	10,028,373
Series 2023 5.50%, 04/20/2053		19,535	19,664,927
5.50%, 07/20/2053		10,021	10,081,750
Series 2024 3.00%, 01/22/2054, TBA		4,175	3,782,200
4.00%, 01/22/2054, TBA		13,580	12,972,928
4.50%, 01/22/2054, TBA		58,866	57,469,010
5.00%, 01/22/2054, TBA		48,025	47,733,387
5.50%, 01/22/2054, TBA		13,531	13,614,942
Uniform Mortgage-Backed Security Series 2019 5.00%, 01/16/2054, TBA		8,405	8,320,946

	Principal Amount (000)			U.S. $ Value

Series 2024 2.00%, 07/25/2051, TBA	U.S.$	54,968		$44,945,784
2.50%, 07/25/2051, TBA		44,513		37,912,559
3.00%, 01/16/2054, TBA		9,249		8,186,960
4.00%, 01/16/2054, TBA		29,290		27,719,779
4.50%, 01/16/2054, TBA		8,559		8,303,563
5.50%, 01/16/2054, TBA		31,585		31,740,474
6.00%, 01/16/2054, TBA		29,164		29,628,923
6.50%, 01/16/2054, TBA		6,953		7,123,060

				666,700,509

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		5		5,180
Series 2016 2.50%, 02/01/2031		11		10,489
2.50%, 04/01/2031		7		7,073
2.50%, 05/01/2031		32		30,400
2.50%, 07/01/2031		1,057		996,764
2.50%, 08/01/2031		376		354,843
2.50%, 09/01/2031		199		188,090
2.50%, 10/01/2031		1,158		1,092,517
2.50%, 11/01/2031		7,929		7,472,695
2.50%, 12/01/2031		2,991		2,816,446
2.50%, 01/01/2032		411		386,651
Series 2017 2.50%, 01/01/2032		1,958		1,843,179
2.50%, 02/01/2032		105		98,822

				15,303,149

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		148		146,743
4.50%, 08/01/2029		41		41,121
4.50%, 10/01/2029		8		7,838

				195,702

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.596% (RFUCCT1Y + 2.18%), 12/01/2036(d)		0	**	141
Series 2007 4.60% (RFUCCT1Y + 2.10%), 03/01/2037(d)		0	**	340

				481

Total Mortgage Pass-Throughs (cost $703,936,511)				682,199,841

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
Risk Share Floating Rate – 6.5%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.42% (SOFR + 2.06%), 07/25/2029(b) (d)	U.S.$	271	$271,136
Series 2021-3A, Class A2 6.337% (SOFR + 1.00%), 09/25/2031(b) (d)		7,199	7,147,565
Series 2022-1, Class M1B 7.487% (SOFR + 2.15%), 01/26/2032(b) (d)		3,969	3,970,795
Series 2022-2, Class M1A 9.337% (SOFR + 4.00%), 09/27/2032(b) (d)		7,387	7,551,207
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 6.987% (SOFR + 1.65%), 12/25/2041(b) (d)		3,513	3,464,064
Series 2022-R01, Class 1M2 7.237% (SOFR + 1.90%), 12/25/2041(b) (d)		9,352	9,366,952
Series 2022-R02, Class 2M1 6.537% (SOFR + 1.20%), 01/25/2042(b) (d)		4,642	4,626,242
Series 2022-R03, Class 1M2 8.837% (SOFR + 3.50%), 03/25/2042(b) (d)		6,435	6,723,388
Series 2022-R04, Class 1M2 8.437% (SOFR + 3.10%), 03/25/2042(b) (d)		1,747	1,802,408
Series 2022-R05, Class 2M2 8.337% (SOFR + 3.00%), 04/25/2042(b) (d)		5,001	5,088,702
Series 2022-R06, Class 1M1 8.087% (SOFR + 2.75%), 05/25/2042(b) (d)		6,873	7,065,512
Series 2022-R07, Class 1M1 8.287% (SOFR + 2.95%), 06/25/2042(b) (d)		7,030	7,238,772
Series 2022-R08, Class 1M1 7.887% (SOFR + 2.55%), 07/25/2042(b) (d)		5,642	5,786,349
Series 2023-R01, Class 1M1 7.737% (SOFR + 2.40%), 12/25/2042(b) (d)		4,443	4,528,140
Series 2023-R02, Class 1M1 7.637% (SOFR + 2.30%), 01/25/2043(b) (d)		3,264	3,341,613
Series 2023-R03, Class 2M1 7.837% (SOFR + 2.50%), 04/25/2043(b) (d)		8,896	9,035,824

	Principal Amount (000)		U.S. $ Value

Series 2023-R04, Class 1M1 7.637% (SOFR + 2.30%), 05/25/2043(b) (d)	U.S.$	7,042	$7,189,769
Series 2023-R05, Class 1M1 7.237% (SOFR + 1.90%), 06/25/2043(b) (d)		6,614	6,660,653
Series 2023-R06, Class 1M1 7.037% (SOFR + 1.70%), 07/25/2043(b) (d)		6,533	6,559,944
Eagle Re Ltd. Series 2021-2, Class M1B 7.387% (SOFR + 2.05%), 04/25/2034(b) (d)		2,307	2,311,002
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 9.452% (SOFR + 4.11%), 08/25/2024(d)		296	297,326
Series 2015-DNA1, Class M3 8.752% (SOFR + 3.41%), 10/25/2027(d)		510	514,726
Series 2016-HQA3, Class M3 9.302% (SOFR + 3.96%), 03/25/2029(d)		982	1,023,923
Series 2020-DNA5, Class M2 8.137% (SOFR + 2.80%), 10/25/2050(b) (d)		1,681	1,704,341
Series 2021-DNA3, Class M2 7.437% (SOFR + 2.10%), 10/25/2033(b) (d)		3,221	3,231,533
Series 2021-DNA5, Class M2 6.987% (SOFR + 1.65%), 01/25/2034(b) (d)		1,791	1,798,912
Series 2021-DNA6, Class M2 6.837% (SOFR + 1.50%), 10/25/2041(b) (d)		9,778	9,692,926
Series 2021-DNA7, Class M2 7.137% (SOFR + 1.80%), 11/25/2041(b) (d)		9,563	9,443,488
Series 2021-HQA3, Class M1 6.187% (SOFR + 0.85%), 09/25/2041(b) (d)		2,514	2,488,046
Series 2021-HQA4, Class M1 6.287% (SOFR + 0.95%), 12/25/2041(b) (d)		3,730	3,683,446
Series 2021-HQA4, Class M2 7.687% (SOFR + 2.35%), 12/25/2041(b) (d)		6,126	6,037,668
Series 2022-DNA1, Class M1A 6.337% (SOFR + 1.00%), 01/25/2042(b) (d)		3,007	2,997,437
Series 2022-DNA1, Class M1B 7.187% (SOFR + 1.85%), 01/25/2042(b) (d)		4,940	4,938,244

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA2, Class M1B 7.737% (SOFR + 2.40%), 02/25/2042(b) (d)	U.S.$	7,072	$7,156,117
Series 2022-DNA3, Class M1B 8.237% (SOFR + 2.90%), 04/25/2042(b) (d)		2,957	3,036,533
Series 2022-DNA4, Class M1B 8.687% (SOFR + 3.35%), 05/25/2042(b) (d)		5,585	5,807,172
Series 2022-DNA5, Class M1B 9.837% (SOFR + 4.50%), 06/25/2042(b) (d)		9,989	10,755,180
Series 2022-DNA7, Class M1A 7.837% (SOFR + 2.50%), 03/25/2052(b) (d)		6,676	6,780,053
Series 2022-HQA1, Class M1B 8.837% (SOFR + 3.50%), 03/25/2042(b) (d)		1,664	1,723,278
Series 2023-DNA1, Class M1A 7.437% (SOFR + 2.10%), 03/25/2043(b) (d)		3,966	4,029,323
Series 2023-DNA2, Class M1A 7.437% (SOFR + 2.10%), 04/25/2043(b) (d)		12,680	12,877,483
Series 2023-HQA1, Class M1A 7.337% (SOFR + 2.00%), 05/25/2043(b) (d)		5,198	5,247,846
Series 2023-HQA2, Class M1A 7.337% (SOFR + 2.00%), 06/25/2043(b) (d)		5,086	5,129,982
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.152% (SOFR + 5.81%), 04/25/2028(d)		827	880,748
Series 2016-C02, Class 1M2 11.452% (SOFR + 6.11%), 09/25/2028(d)		211	220,376
Series 2021-R02, Class 2M2 7.337% (SOFR + 2.00%), 11/25/2041(b) (d)		4,242	4,205,750
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.702% (SOFR + 4.36%), 11/25/2024(b) (d)		186	190,383
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.937% (SOFR + 1.60%), 04/25/2034(b) (d)		4,222	4,223,595

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.221% (SOFR + 3.86%), 05/30/2025(b) (d)	U.S.$	2,435	$2,436,547
Series 2019-3R, Class A 9.153% (SOFR + 3.81%), 11/27/2031(b) (d)		184	184,303
Series 2020-1R, Class A 8.803% (SOFR + 3.46%), 02/25/2025(b) (d)		775	771,865
Triangle Re Ltd. Series 2021-3, Class M1A 7.237% (SOFR + 1.90%), 02/25/2034(b) (d)		891	891,497
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.702% (SOFR + 5.36%), 11/25/2025(b) (d)		893	911,107
Series 2015-WF1, Class 2M2 10.952% (SOFR + 5.61%), 11/25/2025(b) (d)		223	231,738

			235,272,929

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.647% (5.99% - SOFR), 12/15/2044(d) (e)		6,403	706,469
Series 4585, Class DS 0.547% (5.89% - SOFR), 05/15/2046(d) (e)		4,221	480,839
Series 4693, Class SL 0.697% (6.04% - SOFR), 06/15/2047(d) (e)		2,678	380,894
Series 4954, Class SL 0.598% (5.94% - SOFR), 02/25/2050(d) (e)		1,914	217,824
Series 4981, Class HS 0.648% (5.99% - SOFR), 06/25/2050(d) (e)		16,151	1,808,291
Federal National Mortgage Association REMICs Series 2015-26, Class SH 0.998% (6.34% - SOFR), 05/25/2045(d) (e)		5,113	707,443
Series 2016-106, Class ES 0.548% (5.89% - SOFR), 01/25/2047(d) (e)		2,955	361,499
Series 2017-62, Class AS 0.698% (6.04% - SOFR), 08/25/2047(d) (e)		3,757	476,355
Series 2017-97, Class SW 0.748% (6.09% - SOFR), 12/25/2047(d) (e)		5,380	695,677

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 0.728% (6.09% - SOFR), 08/20/2047(d) (e)	U.S.$	4,462	$584,476
Series 2017-134, Class MS 0.728% (6.09% - SOFR), 09/20/2047(d) (e)		5,227	691,142
Series 2017-43, Class ST 0.628% (5.99% - SOFR), 03/20/2047(d) (e)		6,102	767,007

			7,877,916

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(f)		9,089	1,627,455
Series 5040, Class AI 3.50%, 11/25/2050(f)		6,636	1,078,221
Series 5043, Class IO 5.00%, 11/25/2050(f)		13,410	3,034,764
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.552%, 05/28/2035		1,257	1,208,366
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(f)		5,867	912,096

			7,860,902

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.85% (SOFR + 0.49%), 12/25/2036(d)		3,668	1,167,255
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.97% (SOFR + 0.61%), 03/25/2035(d)		556	449,213
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.57% (SOFR + 2.21%), 04/25/2047(b) (d)		661	667,058

			2,283,526

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		265	185,010
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,956	1,078,192
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		459	319,969
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	260,780

			1,843,951

Total Collateralized Mortgage Obligations (cost $252,253,531)			255,139,224

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 5.2%
Autos - Fixed Rate – 3.0%
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.09%, 11/12/2027(b)	U.S.$	8,592	$8,641,696
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		5,079	5,079,160
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		4,800	4,839,548
Series 2023-5A, Class B 6.12%, 04/20/2028(b)		3,817	3,826,426
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		771	718,442
Series 2021-N4, Class D 2.30%, 09/11/2028		2,891	2,773,382
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,576,669
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		5,050	4,846,744
Series 2022-A, Class C 2.17%, 04/16/2029(b)		5,564	5,399,689
Series 2023-A, Class A 5.54%, 03/16/2026(b)		1,563	1,561,243
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(b)		2,783	2,777,959
FHF Issuer Trust Series 2023-2A, Class A1 6.007%, 11/15/2024(b)		1,768	1,768,046
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		958	925,149
Series 2023-1A, Class A2 6.57%, 06/15/2028(b)		3,157	3,146,150
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(b)		5,317	5,307,730
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,134,538

	Principal Amount (000)		U.S. $ Value

LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)	U.S.$	851	$841,059
Series 2022-1A, Class A 5.21%, 06/15/2027(b)		2,916	2,900,578
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)		6,723	6,758,139
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		4,296	4,322,941
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(b)		1,207	1,209,513
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(b)		936	935,737
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		3,693	3,656,223
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		2,687	2,664,468
Series 2022-C, Class B 6.451%, 12/15/2032(b)		3,065	3,068,785
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		1,086	1,057,936
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,083,959
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)		5,845	5,846,207
Series 2023-P1, Class C 6.44%, 06/15/2027(b)		2,202	2,219,971
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		5,962	5,964,035

			105,852,122

Other ABS - Fixed Rate – 2.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,320	7,239,341
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		342	338,287
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		495	482,231
Series 2022-A, Class B 4.64%, 05/17/2027(b)		750	733,004
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		458	451,014

	Principal Amount (000)		U.S. $ Value

Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)	U.S.$	1,933	$1,927,900
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,762	1,704,467
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		735	715,444
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		1,718	1,524,141
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		2,202	1,929,813
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		493	463,544
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		3,651	3,194,197
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	6,792,633
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,320	3,819,053
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		2,107	1,850,972
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,175	2,950,219
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,571	2,258,819
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(b)		5,235	5,230,719
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		2,196	2,008,682
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,175	2,754,902
Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,426	4,634,833
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		6,584	6,571,860
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	1,645,418
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,757,598

	Principal Amount (000)		U.S. $ Value

Series 2021-DA, Class B 2.90%, 04/20/2062(b)	U.S.$	3,096	$2,581,729
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		2,075	2,085,764
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(b)		3,401	3,353,931

			72,000,515

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(b)		7,665	7,596,938

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 6.07% (SOFR + 0.71%), 04/25/2034(d)		2	2,229

Total Asset-Backed Securities (cost $194,481,248)			185,451,804

COLLATERALIZED LOAN OBLIGATIONS – 3.2%
CLO - Floating Rate – 3.2%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.786% (SOFR + 1.39%), 04/15/2034(b) (d)		3,427	3,424,253
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.877% (SOFR + 1.46%), 07/20/2034(b) (d)		6,496	6,496,196
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.614% (SOFR + 2.21%), 04/17/2033(b) (d)		4,670	4,577,931
Elevation CLO Ltd. Series 2020-11A, Class D1 9.506% (SOFR + 4.11%), 04/15/2033(b) (d)		4,500	4,351,487
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.807% (SOFR + 1.39%), 07/20/2034(b) (d)		5,900	5,899,770
Elmwood CLO VIII Ltd. Series 2021-1A, Class A1 6.917% (SOFR + 1.50%), 01/20/2034(b) (d)		8,833	8,832,787

	Principal Amount (000)		U.S. $ Value

Elmwood CLO XII Ltd. Series 2021-5A, Class D 8.727% (SOFR + 3.31%), 01/20/2035(b) (d)	U.S.$	2,100	$2,099,895
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.768% (SOFR + 1.37%), 07/19/2034(b) (d)		4,290	4,289,828
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.747% (SOFR + 1.33%), 04/20/2034(b) (d)		6,463	6,438,258
Golub Capital Partners 48 LP Series 2020-48A, Class A1 6.974% (SOFR + 1.57%), 04/17/2033(b) (d)		644	643,178
Kings Park CLO Ltd. Series 2021-1A, Class A 6.804% (SOFR + 1.39%), 01/21/2035(b) (d)		8,477	8,463,879
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.794% (SOFR + 1.39%), 07/17/2035(b) (d)		6,910	6,910,248
OCP CLO Ltd. Series 2020-18A, Class AR 6.767% (SOFR + 1.35%), 07/20/2032(b) (d)		8,088	8,084,401
Palmer Square CLO Ltd. Series 2021-4A, Class A 6.826% (SOFR + 1.43%), 10/15/2034(b) (d)		730	729,977
Peace Park CLO Ltd. Series 2021-1A, Class D 8.627% (SOFR + 3.21%), 10/20/2034(b) (d)		400	388,028
Pikes Peak CLO 8 Series 2021-8A, Class A 6.847% (SOFR + 1.43%), 07/20/2034(b) (d)		7,300	7,299,664
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.664% (SOFR + 2.26%), 04/17/2033(b) (d)		2,090	2,079,274
Rad CLO 11 Ltd. Series 2021-11A, Class D 8.556% (SOFR + 3.16%), 04/15/2034(b) (d)		3,800	3,769,015

	Principal Amount (000)		U.S. $ Value

Rad CLO 14 Ltd. Series 2021-14A, Class A 6.826% (SOFR + 1.43%), 01/15/2035(b) (d)	U.S.$	829	$828,619
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 6.736% (SOFR + 1.32%), 04/20/2035(b) (d)		5,153	5,135,380
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.816% (SOFR + 1.42%), 10/15/2034(b) (d)		11,084	11,083,370
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.837% (SOFR + 1.42%), 07/20/2034(b) (d)		5,449	5,438,895
Series 2021-3A, Class D 8.927% (SOFR + 3.51%), 10/20/2034(b) (d)		3,200	3,069,955
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.917% (SOFR + 1.50%), 01/20/2034(b) (d)		1,089	1,088,656
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 8.727% (SOFR + 3.31%), 10/20/2034(b) (d)		1,900	1,899,943
TICP CLO XV Ltd. Series 2020-15A, Class A 6.957% (SOFR + 1.54%), 04/20/2033(b) (d)		250	249,993
Voya CLO Ltd. Series 2019-1A, Class DR 8.506% (SOFR + 3.11%), 04/15/2031(b) (d)		1,850	1,808,493

Total Collateralized Loan Obligations (cost $115,656,708)			115,381,373

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Non-Agency Floating Rate CMBS – 1.6%
AREIT Trust Series 2022-CRE6, Class A 6.588% (SOFR + 1.25%), 01/20/2037(b) (d)		11,543	11,459,943
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.409% (SOFR + 1.05%), 11/15/2033(b) (d)		10,570	9,419,839

	Principal Amount (000)		U.S. $ Value

BBCMS Mortgage Trust Series 2020-BID, Class A 7.617% (SOFR + 2.25%), 10/15/2037(b) (d)	U.S.$	7,708	$7,618,344
BFLD Trust Series 2021-FPM, Class A 7.077% (SOFR + 1.71%), 06/15/2038(b) (d)		11,683	11,406,232
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.308% (SOFR + 1.95%), 04/15/2034(b) (d)		1,772	1,748,493
Series 2019-IMC, Class E 7.558% (SOFR + 2.20%), 04/15/2034(b) (d)		6,595	6,477,271
CLNY Trust Series 2019-IKPR, Class D 7.50% (SOFR + 2.14%), 11/15/2038(b) (d)		5,360	4,910,615
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.337% (SOFR + 2.00%), 01/25/2051(b) (d)		693	672,628
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.941% (SOFR + 1.58%), 07/15/2036(b) (d)		2,335	2,115,155

			55,828,520

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		2,805	2,020,335
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,043,560
Commercial Mortgage Trust Series 2012-CR3, Class E 4.295%, 10/15/2045(b)		3,938	1,532,695
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.153%, 08/10/2044(b)		333	98,911
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		3,562	3,426,392
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		9,371	9,039,694
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		249	234,231

	Principal Amount (000)		U.S. $ Value

HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)	U.S.$	6,860	$6,670,653
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.151%, 08/15/2046(b)		2,527	1,541,286
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,698,346
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,258,169
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,544,229
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	312,009
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		1,172	1,146,535
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,768,763
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,071,688

			40,407,496

Total Commercial Mortgage-Backed Securities (cost $105,898,141)			96,236,016

INFLATION-LINKED SECURITIES – 2.6%
United States – 2.6%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $88,867,666)		99,449	92,130,321

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 2.50%, 02/13/2024		6,170	6,149,207
4.00%, 06/30/2028		27,220	27,351,473

Total Agencies (cost $33,323,248)			33,500,680

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.7%
Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		3,418	3,658
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	1,444	1,541,116

			1,544,774

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Altice Financing SA 3.00%, 01/15/2028(b)	EUR	2,174	$2,135,893
DISH DBS Corp. 5.75%, 12/01/2028(b)	U.S.$	3,890	3,145,337
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	2,174	2,297,892
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		2,093	2,025,213

			9,604,335

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(b)		1,024	892,045
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		2,174	2,338,932

			3,230,977

Consumer Cyclical - Entertainment – 0.1%
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(b)	U.S.$	4,339	4,612,227

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(b)		1,793	1,843,365

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,540,264
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	1,420	1,437,623

			4,977,887

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		2,174	2,253,325

			28,066,890

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)	U.S.$	2,589	2,565,673

Total Corporates - Non-Investment Grade (cost $35,559,665)			30,632,563

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,175,806

	Principal Amount (000)		U.S. $ Value

State of California Series 2010 7.625%, 03/01/2040	U.S.$	8,520	$10,693,426
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,724,007

Total Local Governments - US Municipal Bonds (cost $23,339,945)			22,593,239

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(b)		1,862	1,511,869
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		761	460,405

			1,972,274

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,899,587

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		825	708,931

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,644,667

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(b)		2,258	2,141,216

			12,366,675

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		565	559,254

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (h) (i)		2,731	109,228
7.125%, 12/26/2046(b) (h) (i)		821	50,041

			159,269

Total Emerging Markets - Corporate Bonds (cost $17,041,615)			13,085,198

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)	U.S.$	4,878	$4,962,633

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,800	1,692,563

Total Quasi-Sovereigns (cost $6,661,441)			6,655,196

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $3,827,000)		3,827	3,479,279

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(j) (k) (l)		1,463	843,514
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(j) (k) (l)		2,136	1,913,166

Total Common Stocks (cost $3,196,458)			2,756,680

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,483,605)	U.S.$	2,490	2,023,903

SHORT-TERM INVESTMENTS – 10.4%
U.S. Treasury Bills – 10.4%
U.S. Treasury Bill Zero Coupon, 01/02/2024		59,555	59,546,357
Zero Coupon, 01/25/2024		111,853	111,473,796
Zero Coupon, 02/01/2024		9,632	9,589,878
Zero Coupon, 02/27/2024		13,902	13,787,701
Zero Coupon, 03/07/2024		28,050	27,786,234
Zero Coupon, 03/14/2024		34,255	33,898,405
Zero Coupon, 04/30/2024		74,714	73,427,182
Zero Coupon, 05/30/2024		33,146	32,449,871
Zero Coupon, 06/20/2024		13,930	13,596,662

Total U.S. Treasury Bills (cost $375,497,416)			375,556,086

Total Investments – 109.6% (cost $4,083,398,421)(m)			3,939,893,273
Other assets less liabilities – (9.6)%			(346,180,506)

Net Assets – 100.0%			$3,593,712,767

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	943	March 2024	$111,288,734	$5,206,158
U.S. Long Bond (CBT) Futures	164	March 2024	20,489,750	1,460,252
U.S. T-Note 2 Yr (CBT) Futures	174	March 2024	35,829,047	248,745
U.S. T-Note 5 Yr (CBT) Futures	3,990	March 2024	434,006,018	9,705,027

				$16,620,182

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	1,957	USD	2,174	01/10/2024	$13,242
Morgan Stanley Capital Services, Inc.	EUR	23,456	USD	24,977	01/10/2024	(924,270)

						$(911,028)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$2,032,537	$1,687,755	$344,782

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	18		$(2,343)	$(2,643)	$300
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	115		(14,904)	(14,167)	(737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	74		(9,615)	(8,826)	(789)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	110		(14,302)	(13,280)	(1,022)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	106		(13,762)	(12,627)	(1,135)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60		(7,752)	(6,545)	(1,207)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	90		(11,658)	(10,356)	(1,302)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	104		(13,522)	(12,011)	(1,511)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	64		(8,293)	(5,905)	(2,388)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	0	***	(61)	(53)	(8)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	638		(82,630)	(46,913)	(35,717)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	69		(8,894)	(9,457)	563
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	58		(7,452)	(6,533)	(919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00		7.50	USD	160		(20,733)	(17,015)	(3,718)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,538	$(199,212)	$(159,532)	$(39,680)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,128	(275,593)	(138,423)	(137,170)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	927	(120,008)	(59,247)	(60,761)

						$(810,734)	$(523,533)	$(287,201)

*	Termination date

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $898,803,556 or 25.0% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(e)	Inverse interest only security.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	0205/2021-08/03/2023	$3,448,172	$3,426,392	0.10%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	0205/2021-09/06/2022	9,535,913	9,039,694	0.25%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	0205/2021-04/01/2021	252,694	234,231	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,269,832	6,670,653	0.19%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(j)	Fair valued by the Adviser.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)	Non-income producing security.
(m)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,316,855 and gross unrealized depreciation of investments was $(195,055,268), resulting in net unrealized depreciation of $(127,738,413).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,327,550,021	$—	$1,327,550,021
Corporates - Investment Grade	—	695,521,849	—	695,521,849
Mortgage Pass-Throughs	—	682,199,841	—	682,199,841
Collateralized Mortgage Obligations	—	255,139,224	—	255,139,224
Asset-Backed Securities	—	185,451,804	—	185,451,804
Collateralized Loan Obligations	—	115,381,373	—	115,381,373
Commercial Mortgage-Backed Securities	—	96,236,016	—	96,236,016
Inflation-Linked Securities	—	92,130,321	—	92,130,321
Agencies	—	33,500,680	—	33,500,680
Corporates - Non-Investment Grade	—	30,632,563	—	30,632,563
Local Governments - US Municipal Bonds	—	22,593,239	—	22,593,239
Emerging Markets - Corporate Bonds	—	13,085,198	—	13,085,198
Quasi-Sovereigns	—	6,655,196	—	6,655,196
Emerging Markets - Sovereigns	—	3,479,279	—	3,479,279
Common Stocks	—	—	2,756,680	2,756,680
Governments - Sovereign Bonds	—	2,023,903	—	2,023,903
Short-Term Investments	—	375,556,086	—	375,556,086

Total Investments in Securities	—	3,937,136,593	2,756,680	3,939,893,273
Other Financial Instruments(a):
Assets:
Futures	16,620,182	—	—	16,620,182
Forward Currency Exchange Contracts	—	13,242	—	13,242
Centrally Cleared Interest Rate Swaps	—	2,032,537	—	2,032,537
Liabilities:
Forward Currency Exchange Contracts	—	(924,270)	—	(924,270)
Credit Default Swaps	—	(810,734)	—	(810,734)

Total	$16,620,182	$3,937,447,368	$2,756,680	$3,956,824,230

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.